Equipment and leasehold improvements - Summary of Items Include in Equipment and Leasehold Improvement (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	$ 16,794	$ 17,282
Equipment and leasehold improvements, net
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	4,041	4,441
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	$ 12,753	$ 12,841